SEGMENT INFORMATION (Schedule of Revenues and Long-Lived Assets Within Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues	$ 92,602	$ 64,292	$ 67,825
Long-lived assets	21,112	22,713
Israel [Member]
Revenues	13,577	9,599	8,727
Long-lived assets	3,720	3,996
Europe [Member]
Revenues	14,021	11,232	8,330
Long-lived assets	970	1,030
North America [Member]
Revenues	24,324	15,547	23,467
South And Latin America [Member]
Revenues	25,471	13,152	10,364
Africa [Member]
Revenues	7,126	9,370	7,585
Other [Member]
Revenues	8,083	5,392	$ 9,352
Long-lived assets	708	671
USA [Member]
Long-lived assets	2,377	2,612
Canada [Member]
Long-lived assets	$ 13,337	$ 14,404